Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000014185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(17.41%)	(6.52%)	(0.19%)
C000014187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(14.26%)	(6.19%)	(0.21%)
C000014184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000104752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.48%	2.50%	3.06%
C000104753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.50%	2.85%	3.00%
C000104754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000092730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	13.37%	9.40%	7.44%
C000092731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.82%	9.75%	7.38%
C000092732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	15.75%	11.04%	8.66%
C000014193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	20.20%	11.37%	8.58%
C000081646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000014185
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.81%)	(5.50%)	0.35%
Without Sales Load [Member] | C000014187
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.47%)	(6.19%)	(0.21%)
Without Sales Load [Member] | C000014184
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.59%)	(5.23%)	0.64%
Without Sales Load [Member] | C000104752
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	3.62%	3.62%
Without Sales Load [Member] | C000104753
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	2.85%	3.00%
Without Sales Load [Member] | C000104754
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	3.88%	3.88%
Without Sales Load [Member] | C000092730
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%	10.58%	8.03%
Without Sales Load [Member] | C000092731
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%	9.75%	7.38%
Without Sales Load [Member] | C000092732
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%	10.85%	8.30%
Without Sales Load [Member] | C000014191
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%	12.23%	9.24%
Without Sales Load [Member] | C000014193
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%	11.37%	8.58%
Without Sales Load [Member] | C000081646
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%	12.51%	9.51%
Without Sales Load [Member] | C000014194
Average Annual Return [Line Items]
Average Annual Return, Percent	21.83%	11.95%	8.97%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	(2.77%)	(3.39%)	0.55%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	(2.77%)	(3.39%)	0.55%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	(2.77%)	(3.39%)	0.55%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.44%	12.13%	8.77%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.44%	12.13%	8.77%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.44%	12.13%	8.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	24.43%	13.09%	9.56%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	24.43%	13.09%	9.56%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	24.43%	13.09%	9.56%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	24.43%	13.09%	9.56%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.44%	12.13%	8.77%
EATON VANCE Index: 60% U.S. Aggregate, 40% MSCI All-Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%	4.94%	4.67%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.44%	12.13%	8.77%
EATON VANCE Index: 60% U.S. Aggregate, 40% MSCI All-Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%	4.94%	4.67%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.44%	12.13%	8.77%
EATON VANCE Index: 60% U.S. Aggregate, 40% MSCI All-Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%	4.94%	4.67%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%	15.90%	12.97%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	20.50%	12.25%	9.33%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%	15.90%	12.97%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	20.50%	12.25%	9.33%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%	15.90%	12.97%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	20.50%	12.25%	9.33%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%	15.90%	12.97%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	20.50%	12.25%	9.33%